1. ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. ORGANIZATION

NOTE 1. ORGANIZATION

The Company and Our Business

        U.S. Rare Earths, Inc. ("UREE" or the "Company") is a rare earth elements exploration and claims acquisition company based in Plano, Texas that seeks to create a completely independent American based rare earth supply chain solution within the continental United States.

        Formerly Colorado Rare Earths, Inc., the Company holds approximately 1,250 mining claims for rare earth elements that cover approximately 22,000 acres of land in Colorado, Idaho and Montana. In Idaho and Montana, the Company's claims are located in the Lemhi Pass mineral trend in Lemhi County, Idaho, and Beaverhead and Ravalli Counties, Montana. These claims are grouped into projects that include the Last Chance and Sheep Creek Projects in Montana and the North Fork, Lemhi Pass and Diamond Creek Projects in Idaho. In Colorado, the claims include the Powderhorn Project in Gunnison County and the Wet Mountain Project in Fremont County.

        The Company's operations are exploratory in nature. The Company currently does not have any producing properties and further exploration will be required before a final evaluation as to the economic and practical feasibility of any of the Company's claims is determined.

        The Company is considered an exploration stage company under criteria of the Securities and Exchange Commission (the "SEC") because it has not demonstrated the existence of proven or probable reserves at its claims. Accordingly, as required under SEC guidelines and United States generally accepted accounting principles ("U.S. GAAP") for companies in the exploration stage, all of the Company's investments in mining properties to date have been expensed as incurred and therefore do not appear as assets on its balance sheet. The Company expects exploration expenditures will continue during 2014 and subsequent years. The Company expects to remain an exploration stage company for the foreseeable future. The Company will not exit the exploration stage until such time as the Company demonstrates the existence of proven or probable reserves that meet SEC guidelines. Likewise, unless mineralized material is classified as proven or probable reserves, all expenditures for mine exploration and construction will continue to be expensed as incurred.

        The Company's principal source of liquidity for the next several years will be the continued raising of capital through the issuance of equity or debt securities and the exercise of warrants. The Company plans to raise funds for each step of a project and, as each step is successfully completed, raise the capital for the next phase of the project. The Company believes this will reduce the cost of capital as compared to trying to raise all of the anticipated capital at once up front. However, since the Company's ability to raise additional capital will be affected by many factors, most of which are not within the Company's control, no assurance can be given that the Company will in fact be able to raise the additional capital as needed.

        On January 28, 2014, the Company entered into a binding letter of intent to sell the common stock of Media Depot, Inc., the Company's media business subsidiary, and certain related media assets of the Company to Michael D. Parnell, the Company's former Chief Executive Officer, National Accounts Director and Director, or an affiliate of Mr. Parnell. On May 12, 2014, the Company completed the sale of the media business to an affiliate of Mr. Parnell effective January 1, 2014. See Note 4 and Note 10 for additional information regarding the sale of the media business.

        On July 18, 2011, the Company entered into an agreement to acquire U.S. Rare Earths, Inc., a Delaware corporation, and the acquisition closed on August 22, 2011. In connection with the acquisition, the Company changed its corporate name to U.S. Rare Earths, Inc.

        On December 15, 2010, the Company entered into an agreement to acquire certain mining claims located in Gunnison, Freemont and Saguache Counties, Colorado.

        The Company was incorporated in the State of Delaware on July 27, 1999 and changed its domicile to the State of Nevada in December 2007. The Company's principal executive offices are located at 5600 Tennyson Parkway, Suite 240, Plano, Texas 75024. The telephone number is 972-294-7116. The Company's principal website address is located at www.usrareearths.com. The information contained on, or that can be accessed through, its website is not incorporated into and is not a part of this Quarterly Report on Form 10-Q. The Company has included its website address in this Quarterly Report on Form 10-Q solely as an inactive textual reference.

Liquidity and Going Concern

        To date, the Company had no revenues from its rare-earth elements properties.

        As of September 30, 2014, the Company had cash of $451 and a working capital deficit of $3,577,704. At December 31, 2013, the Company had cash of $2,216,102 and a working capital deficit of $2,033,090. This decrease in cash was due primarily to repurchases of shares and operating losses during the nine months ended September 30, 2014.

        The Company's business plan calls for significant expenses in connection with the exploration and development of the claims and it has budgeted expenditures for the next twelve months of approximately $7,158,000. To date, the Company has principally financed its operations through the sale of its common stock and the issuance of debt. The Company does not currently have sufficient funds to conduct continued exploration on its claims and requires additional financing in order to determine whether the claims contain economically viable quantities of reserves of rare-earth elements. The Company will also require additional financing if the costs of the exploration of the claims are greater than anticipated. The Company will also require additional financing to sustain its business operations if it is not successful in earning revenues once exploration is complete. Obtaining additional financing would be subject to a number of factors, including the market prices for rare-earth elements, investor acceptance of its properties and general market conditions. These factors may make the timing, amount, terms or conditions of additional financing unavailable to the Company.

        Financing transactions may include the issuance of equity or debt securities of the Company, obtaining credit facilities, or other financing mechanisms. However, the Company cannot assure that additional financing will be available when needed on favorable terms, or at all. Even if the Company is able to raise the funds required, it is possible that the Company could incur unexpected costs and expenses or experience unexpected cash requirements that would force the Company to seek alternative financing. Furthermore, if the Company issues additional equity or debt securities, stockholders may experience additional dilution or the new equity securities may have rights, preferences or privileges senior to those of existing holders of its common stock. The inability to obtain additional capital will restrict the Company's ability to grow and will impact its ability to continue to conduct business operations. If the Company is unable to obtain additional financing, it will have to curtail its plans and possibly cease its operations.

        If reserves of rare earth elements are identified in economically-viable quantities, additional capital will be needed to actually develop and mine those reserves. Even if economic reserves are found, the Company will not be able to develop its mining operations should it be unable to obtain the necessary financing.

Going Concern

        The Company's accountants have expressed doubt about its ability to continue as a going concern as a result of the Company's history of net losses. The Company's ability to achieve and maintain profitability and positive cash flow is dependent upon its ability to successfully execute the above plans. The outcome of these matters cannot be predicted at this time. These condensed consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue its business.

Unaudited Financial Statements

        The accompanying unaudited financial statements of the Company have been prepared in accordance with U.S. GAAP for interim financial information and with the instructions to Form 10-Q and Articles 8-03 and 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The financial statements for the periods ended September 30, 2014 and 2013 are unaudited and include all adjustments necessary to present a fair statement of the results of operations for the periods then ended. All such adjustments are of a normal, recurring nature. The results of the Company's operations for any interim period are not necessarily indicative of the results of the Company's operations for a full fiscal year. For further information, refer to the financial statements and footnotes thereto included in these condensed consolidated financial statements and the Company's Amendment No. 1 to Annual Report on 10-K/A for the year ended December 31, 2013 as filed with the SEC on July 3, 2014.

NOTE 1. ORGANIZATION

The Company and Our Business

        U.S. Rare Earths, Inc. ("UREE" or the "Company") is a rare earth elements exploration and claims acquisition company based in Plano, Texas that seeks to create a completely independent American based rare earth supply chain solution within the continental United States.

        Formerly Colorado Rare Earths, Inc., the Company holds approximately 1,250 mining claims for rare earth elements that cover approximately 22,000 acres of land in Colorado, Idaho and Montana. These include the Powderhorn Project in Gunnison, Fremont and Saguache Counties, Colorado, the Lemhi Pass, Diamond Creek, and North Fork Projects in Lemhi County, Idaho, and the Last Chance and Sheep Creek Projects located in Beaverhead and Ravalli Counties, Montana, respectively.

        The Company's operations are exploratory in nature. The Company currently does not have any producing properties and further exploration will be required before a final evaluation as to the economic and practical feasibility of any of the Company's properties is determined.

        The Company is considered an exploration stage company under SEC criteria because it has not demonstrated the existence of proven or probable reserves at its claims. Accordingly, as required under SEC guidelines and U.S. GAAP for companies in the exploration stage, substantially all of the Company's investments in mining properties to date have been expensed as incurred and therefore do not appear as assets on its balance sheet. The Company expects construction expenditures will continue during 2014 and subsequent years. The Company expects to remain an exploration stage company for the foreseeable future. The Company does not exit the exploration stage until such time that the Company demonstrates the existence of proven or probable reserves that meet SEC guidelines. Likewise, unless mineralized material is classified as proven or probable reserves, substantially all expenditures for mine exploration and construction will continue to be expensed as incurred.

        The Company's principal source of liquidity for the next several years will need to be the continued raising of capital through the issuance of equity or debt and the exercise of warrants. The Company plans to raise funds for each step of the project and as each step is successfully completed, raise the capital for the next phase. The Company believes this will reduce the cost of capital as compared to trying to raise all the anticipated capital at once up front. However, since the Company's ability to raise additional capital will be affected by many factors, most of which are not within our control (see "Risk Factors"), no assurance can be given that the Company will in fact be able to raise the additional capital as is needed.

        On January 11, 2014, the Company entered into a binding letter of intent to sell the common stock of Media Depot, Inc. and certain related media assets of the Company to Michael D. Parnell, our former Chief Executive Officer and Director, or an affiliate of Mr. Parnell. Negotiations are proceeding to finalize definitive documents for the sale of the media business to an affiliate of Mr. Parnell effective January 1, 2014. The Company expects to close this transaction during the second quarter of 2014. As a result of this decision and the impending sale, the media business has been treated for accounting purposes as "discontinued operations".

        On July 18, 2011, the Company entered into an agreement to acquire U.S. Rare Earths, Inc., a Delaware corporation, and the acquisition closed on August 22, 2011. In connection with the acquisition, the Company changed its corporate name to U.S. Rare Earths.

        On December 15, 2010, the Company entered into an agreement to acquire certain mining and/or mineral leases and/or claims located in Gunnison County, Colorado, Fremont County, and Colorado County, Colorado.

        The Company was incorporated in the State of Delaware on July 27, 1999 and changed its domicile to the State of Nevada in December 2007. The Company's principal executive offices are located at 5600 Tennyson Parkway, Suite 240, Plano, Texas 75024. The telephone number is 972-294-7116.

Liquidity and Going Concern

        During the fiscal years ended December 31, 2013 and 2012, the Company had no revenues from its rare-earth elements properties.

        As of December 31, 2013, the Company had cash of $2,216,102 and a working capital deficit of $2,033,090. At December 31, 2012, the Company had cash of $166,939 and a working capital deficit of $1,796,930. This increase in cash was due primarily to equity financing. During the year ended December 31, 2013, the Company raised $6,280,000 through the sale of the Company's securities, sale of options and the issuance of notes-payable- related party.

        The Company's business plan calls for significant expenses in connection with the exploration of the properties and it has budgeted expenditures for the next twelve months of approximately $4,415,000. To date, the Company has principally financed its operations through the sale of its common stock and the issuance of debt. The Company does not currently have sufficient funds to conduct continued exploration on its claims and requires additional financing in order to determine whether the claims contain economic mineralization. The Company will also require additional financing if the costs of the exploration of the claims are greater than anticipated. The Company will also require additional financing to sustain its business operations if it is not successful in earning revenues once exploration is complete. Obtaining additional financing would be subject to a number of factors, including the market prices for rare-earth elements, investor acceptance of its properties and general market conditions. These factors may make the timing, amount, terms or conditions of additional financing unavailable to the Company.

        Financing transactions may include the issuance of equity or debt securities, obtaining credit facilities, or other financing mechanisms. However, the Company cannot assure you that additional financing will be available when needed on favorable terms, or at all. Even if the Company is able to raise the funds required, it is possible that the Company could incur unexpected costs and expenses or experience unexpected cash requirements that would force the Company to seek alternative financing. Furthermore, if the Company issues additional equity or debt securities, stockholders may experience additional dilution or the new equity securities may have rights, preferences or privileges senior to those of existing holders of its common stock. The inability to obtain additional capital may restrict the Company's ability to grow and may reduce its ability to continue to conduct business operations. If the Company is unable to obtain additional financing, it may have to curtail its plans and possibly cease its operations.

        If economic reserves of rare earth elements are proven, additional capital will be needed to actually develop and mine those reserves. Even if economic reserves are found, the Company will not be able to develop its mining operations should it be unable to obtain the necessary financing.

        The Company's accountants have expressed doubt about its ability to continue as a going concern as a result of the Company's history of net losses. The Company's ability to achieve and maintain profitability and positive cash flow is dependent upon its ability to successfully execute the above plans. The outcome of these matters cannot be predicted at this time. These consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue its business.